SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			48.00%
Expected dividends	0.00%	0.00%	0.00%
Employee Stock Purchase Plan ("ESPP")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.63%	0.00%	0.00%
Expected dividends	0.00%	0.00%	0.00%
Expected term (in years)	6 months
Risk free rate	0.10%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.00%	40.00%
Expected term (in years)	3 years 7 months 24 days	4 years 7 days	5 years 10 months 24 days
Risk free rate	0.49%	0.22%	1.49%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.00%	41.00%
Expected term (in years)	3 years 10 months 17 days	4 years 2 months 12 days	6 years 1 month 6 days
Risk free rate	0.99%	1.61%	2.49%